MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2019
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

12. MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

(a) China Contribution Plan

Full time employees of the Group in the PRC participate in a government-mandated, multi-employer, defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. Contributions to defined contribution plans are expensed as incurred. During the years ended December 31, 2017, 2018 and 2019, the Group recognized expenses relating to its contribution to the government sponsored defined contribution plans of $2,242,577,  $2,915,327 and $3,538,470, respectively.

(b) Statutory Reserves and Restricted Assets

Foreign invested enterprises in PRC are required under PRC laws to distribute its after-tax profits of the current year and draw 10 percent of the profits as the company’s statutory common reserve. The company may stop drawing the profits if the aggregate balance of the common reserves has already accounted for over 50 percent of the company’s registered capital. The common reserves shall be used for making up losses, expanding the production and business scale or increasing the registered capital of the company. As of December 31, 2017, 2018 and 2019, the Group’s aggregate balance of the statutory common reserves was $31,991,537,  $39,387,239 and $43,326,113, respectively.

In accordance with relevant PRC laws and regulations, the Group’s PRC subsidiaries are prohibited to make distribution of their registered capital and statutory reserves in the form of cash dividends, loans or advances and the related restricted portion amounted to $362,059,176 as of December 31, 2019.